LITIGATION, CLAIMS AND ASSESSMENTS	12 Months Ended
Dec. 31, 2011
Legal Matters and Contingencies [Abstract]
LITIGATION, CLAIMS AND ASSESSMENTS

NOTE 16 – LITIGATION, CLAIMS AND ASSESSMENTS

The Company experiences routine litigation in the normal course of its business. The Company is not aware of any pending or threatened litigation that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.